Pension Plans and Postretirement Benefits - Total Investments Plans Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 593,927	$ 611,284
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	186,312	102,329
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	402,602	505,186
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,013	3,769
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	471,704	479,529
Fixed Income [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,575	58,556
Fixed Income [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	402,116	417,204
Fixed Income [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,013	3,769	1,576
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	110,267	119,669
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109,781	31,687
Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	486	87,982
Cash and Accrued Items [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,956	12,086
Cash and Accrued Items [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 11,956	$ 12,086